Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Abstract]
Entrance fee receivables	$ 71,263	$ 73,376	$ 61,273	$ 42,733
Prepaid and other assets	55,967	48,690	41,421
Insurance receivables	1,308	12,491	19,835
Other assets	$ 128,538	$ 134,557	$ 122,529